Investments (Details) - Schedule of amortized cost and fair value of marketable debt securities, available-for-sale, by contractual maturity - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amortized Cost And Fair Value Of Marketable Debt Securities Available For Sale By Contractual Maturity Abstract
Due in one year or less, Amortized Cost	$ 27,865	$ 51,387	$ 94,782
Due in one year or less, Fair Value	$ 27,528	$ 50,648	$ 94,696
Weighted average contractual maturity, Fair Value	3 months 18 days	3 months 18 days